LJM PRESERVATION AND GROWTH FUND

Class A LJMAX

Class C LJMCX

Class I LJMIX

A Series of Two Roads Shared Trust

Supplement dated February 7, 2018 to the Prospectus dated February 28, 2017

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THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective February 7, 2018, the LJM Preservation and Growth Fund (the “Fund”) is closed to all new investments, with the exception of dividend reinvestments, and the Fund's transfer agent will not accept orders for purchases of additional shares of the Fund, either from current Fund shareholders or from new investors.

Effective February 7, 2018, the Fund has elected not to impose the Fund’s redemption fee on any redemptions of Fund shares until further notice.

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This Supplement and the Prospectus, dated February 28, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling1-855-LJM-FUND (556-3863).